Note 16 - Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2010

Risk-free interest rate	2.11%
Expected option life (years)	7
Expected stock price volatility	44.7%
Dividend yield	0.7%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Twelve months ended December 31, 2012				Twelve months ended December 31, 2011
Total options outstanding	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000)
Beginning of period	396,898	$16.58			454,745	$16.55
Granted	0	-			0
Exercised	0	-			0
Forfeited	(6,279)	$19.00			(25,273)	$19.45
Expired	(34,589)	$19.20			(32,574)	$13.51
End of period	356,030	$16.29	4.5	$479	396,898	$16.58	5.1	$0

Options exercisable, end of period	303,270	$17.95	4.0	$269	305,468	$19.18	4.3	$0

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
			Options outstanding			Exercisable
Range of exercise prices			Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (years)	Shares	Weighted Average Exercise Price
$5.19	-	$8.00	97,700	$6.61	6.8	60,320	$7.03
$8.01	–	$16.00	90,950	$12.87	5.8	75,570	$13.74
$16.01	-	$23.00	89,215	$22.42	3.4	89,215	$22.42
$23.01	-	$26.18	78,165	$25.36	1.4	78,165	$25.36
Total			356,030	$16.29	4.5	303,270	$17.95

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	2012		2011
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2012	22,627	$5.99	13,373	$9.13
Granted	14,980	$10.30	14,120	$5.00
Vested	3,553	$7.61	4,866	$11.77
Non-vested at December 31, 2012	34,054	$7.68	22,627	$5.99